CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2016 USD ($)
Current Assets:
Cash and cash equivalents	$ 486,792
Restricted cash	16,301
Accounts receivable, trade (less allowance for doubtful accounts of $11,677)	349,626
Prepaid expenses and other current assets (including a prepayment to an affiliate of $11,296 in 2017) (See Note 14)	88,151
Amounts due from affiliates	22,182
Investment securities pledged as collateral	741,515
Derivative contracts	352
Total current assets	1,704,919
Property, plant and equipment, net of accumulated depreciation of $1,039,297	6,597,635
Investment in affiliates	5,606
Investment securities pledged as collateral	741,515
Derivative contracts	10,604
Other assets	48,545
Amortizable intangible assets, net of accumulated amortization	6,352,644
Indefinite-lived cable television franchises	13,020,081
Goodwill	7,992,700
Total assets	36,474,249
Current Liabilities:
Accounts payable	697,310
Interest	576,778
Employee related costs	260,019
Other accrued expenses	333,522
Amounts due to affiliates	127,363
Deferred revenue	94,816
Liabilities under derivative contracts	13,158
Collateralized indebtedness	622,332
Credit facility debt	33,150
Senior notes and debentures	926,045
Capital lease obligations	15,013
Notes payable	5,427
Total current liabilities	3,704,933
Defined benefit plan obligations	84,106
Notes payable to affiliates and related parties	1,750,000
Other liabilities	113,485
Deferred tax liability	7,966,815
Liabilities under derivative contracts	78,823
Collateralized indebtedness	663,737
Credit facility debt	3,411,640
Senior notes and debentures	16,581,280
Capital lease obligations	13,142
Notes payable	8,299
Total liabilities	34,376,260
Redeemable equity	68,147
Stockholders' Equity:
Paid-in capital	3,003,554
Accumulated deficit	(975,978)
Total stockholders' equity before accumulated other comprehensive Income and non-controlling interest	2,027,576
Accumulated other comprehensive income (loss)	1,979
Total stockholders' equity	2,029,555
Noncontrolling interest	287
Total stockholders' equity	2,029,842
Total liabilities and stockholders' equity	36,474,249
Customer relationships
Current Assets:
Amortizable intangible assets, net of accumulated amortization	5,345,608
Trade names
Current Assets:
Amortizable intangible assets, net of accumulated amortization	983,386
Amortizable intangible assets
Current Assets:
Amortizable intangible assets, net of accumulated amortization	$ 23,650